Financial instruments and risk management - Summary of credit ratings (Detail) - Capital and liquidity risk management [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Long term rating [member]
Disclosure of external credit grades [Line Items]
Credit ratings	A-/A3	A-/Baa1
Short term rating [member]
Disclosure of external credit grades [Line Items]
Credit ratings	A-1/P-2	A-1/P-2
Outlook [member]
Disclosure of external credit grades [Line Items]
Credit ratings	(a)Positive/Stable	Stable/ Stable